SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Changes in Discounted Future Net Cash Flows) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Beginning of the period
Purchase of proved reserves		8,189
Changes in prices		958
Extension and discoveries		3,948
Sales of oil and natural gas produced during the period, net of production costs		(385)
End of period		$ 12,710